Income Taxes (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income taxes at statutory federal rate percentage					21.00%		35.00%
Income tax reconciliation description					The Company's 2018 effective tax rates differ from the federal statutory rate of 21% primarily due to local and state income tax rates, net of the federal tax effect as well as the non-deductibility of certain transaction costs and stock-based compensation expense. The Company's 2017 effective tax rates differ from the federal statutory rate of 35% primarily due to local and state income tax rates, net of the federal tax effect.
Federal and State [Member]
Provision for federal and state income taxes		$ 1,176	$ 2,232			$ 4,677
Effective income tax rate reconciliation, percent		39.00%	38.00%			38.00%
Successor [Member]
Provision for federal and state income taxes		$ 1,176		$ 1,625
Successor [Member] | Federal and State [Member]
Provision for federal and state income taxes	$ 718			$ 1,625
Effective income tax rate reconciliation, percent	24.00%			39.00%